Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
Note 4. Revenue
Disaggregation of Revenues
Revenue by Major Product Group
The Company’s product offerings primarily deliver a service to a customer satisfied over time, and not at a point in time. Point in time revenues were immaterial for all periods presented in the consolidated statements of operations. Revenue for the Company’s major product groups consists of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2021	2020	2019
Revenue by Product Group
Betting Technology, Content and Services	$177,201	$110,618	$88,370
Media Technology, Content and Services	48,312	23,055	11,883
Sports Technology and Services	37,222	16,066	14,367

Total	$262,735	$149,739	$114,620

Revenue by Geographic Market
Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2021	2020	2019

Revenue by geographical market:
Europe	$175,731	$119,393	$90,453
Americas	69,278	20,419	15,699
Rest of the world	17,726	9,927	8,468

Total	$262,735	$149,739	$114,620

In the year ended December 31, 2021, the United States of America, Malta, Gibraltar and the United Kingdom represented 20%, 14%, 13% and 13% of total revenue, respectively. In the year ended December 31, 2020, Malta, Gibraltar and the United Kingdom represented 16%, 15% and 13% of total revenue, respectively. In the year ended December 31, 2019, Gibraltar and Malta represented 16% and 12% of total revenue, respectively.

Revenues by Major Customers
No customers accounted for 10% or more of revenue in the years ended December 31, 2021, 2020 and 2019 respectively.
Revenue from other sources
For the year ended December 31, 2021, revenue for the Sports Technology and Services product group includes an immaterial amount of revenue from other sources in relation to equipment rental income.
Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods and excludes constrained variable consideration. The Company has excluded contracts with an original expected term of one year or less and variable consideration allocated entirely to wholly unsatisfied promises that form part of a single performance obligation from the disclosure of remaining performance obligations.
Revenue allocated to remaining performance obligations was $379.5 million as of December 31, 2021. The Company expects to recognize approximately 42% in revenue within one year, and the remainder in the next 13 –120
months.
During the year-ended December
31
,
2021
, the Company recognized revenue of $
38.9
 million for variable consideration related to revenue share contracts for Betting Technology, Content and Services.
Contract Balances
The timing of revenue recognition may differ from the timing of invoicing to customers, and these timing differences result in receivables (see Note 5 –
Accounts Receivable, Net)
, contract assets, or contract liabilities (deferred revenue) on the Company’s consolidated balance sheets. The Company records a contract asset when revenue is recognized prior to the right to invoice or deferred revenue when revenue is recognized subsequent to invoicing. Contract assets are transferred to receivables when the rights to invoice and receive payment become unconditional.

As of December 31, 2021, the Company had $21.8 million of contract assets and $29.9 million of contract liabilities, recognized as deferred revenue. As of December 31, 2020, the Company had $10.1 million of contract assets and $26.0 million of contract liabilities, recognized as deferred revenue. As of December 31, 2019, the Company had $5.7 million contract assets and $16.0 million of contract liabilities, recognized as deferred revenue.
The $11.7 million increase in contract assets as compared to the balance of $10.1 million as of December 31, 2020 is due to the acquisition of Second Spectrum. The $3.9 million increase in deferred revenue as compared to the balance of $26.0 million as of December 31, 2020 is primarily due to cash payments received or due in advance of satisfying performance obligations, which were in the ordinary course of business.

Substantially all of the deferred revenue beginning balance as of each period presented has been recognized in the years ended December 31, 2021 and 2020.
COVID-19
Due to
COVID-19,
sporting events were suspended, postponed or cancelled during 2020 and early 2021, resulting in service issues related to certain customer contracts for Betting Technology, Content and Services as there was a lack of available official sports data for higher-tiered sporting events, and customers entered into these contracts with the expectation they would have access to official sports data for higher-tiered sporting events. As a result, the Company entered into contract modifications with certain customers in the second and third quarter of 2020 to provide one-time
discounts on fixed fees in connection with Betting Technology, Content & Services, as compensation for the service issues, resulting in a reduction in revenue in the periods impacted. While the Company did not experience any service issues as a result of
COVID-19
for the year ended December 31, 2021, the extent of the ongoing and future effects of
COVID-19
and its variants on the Company’s business is uncertain.